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Service Class Prospectus | MainStay VP Moderate Growth Allocation Portfolio
MainStay VP Moderate Growth Allocation Portfolio
Investment Objective
The Portfolio seeks long-term growth of capital
and, secondarily, current income.
Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses	Service Class Prospectus MainStay VP Moderate Growth Allocation Portfolio Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.02%
Acquired (Underlying) Portfolio/Fund Fees and Expenses	0.78%
Total Annual Portfolio Operating Expenses	1.05%

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Service Class Prospectus | MainStay VP Moderate Growth Allocation Portfolio | Service Class | USD ($)	107	334	579	1,283

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investments”) or its affiliates (the "Underlying Portfolios/Funds"). The Underlying Portfolios/Funds are described and offered for direct investment in separate prospectuses. The Portfolio is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Portfolios/Funds.

The Portfolio seeks to achieve its investment objective by normally investing approximately 80% (within a range of 70% to 90%) of its assets in Underlying Equity Portfolios/Funds and approximately 20% (within a range of 10% to 30%) of its assets in Underlying Fixed-Income Portfolios/Funds. The Portfolio may invest approximately 20% (within a range of 10% to 30%) of its assets in Underlying International Equity Portfolios/Funds. New York Life Investments may change the asset class allocations, the Underlying Portfolios/Funds in which the Portfolio invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Portfolios/Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investments will generally allocate such investments equally between Underlying U.S. Equity Portfolios/Funds and Underlying International Equity Portfolio/Funds.

New York Life Investments will determine each Underlying Portfolio/Fund’s asset class, and for Underlying Portfolios/Funds that may potentially fall into multiple asset classes, New York Life Investments will classify them based on certain factors, including, but not limited to, the Underlying Portfolio's/Fund's investment strategy and portfolio characteristics. The Underlying Portfolios/Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investments uses a two-step asset allocation process to create the Portfolio's investments. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Portfolio's investable portfolio (meaning the Portfolio's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Portfolio's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
MainStay VP Moderate Growth Allocation Portfolio*	60%	20%	80%	20%

* Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The second step in the Portfolio's construction process involves the actual selection of Underlying Portfolios/Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Portfolios/Funds. The Portfolio may invest in any or all of the Underlying Portfolios/Funds within an asset class, but will not normally invest in every Underlying Portfolio/Fund at one time. Selection of individual Underlying Portfolios/Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Portfolio may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Portfolio also may invest in Underlying Portfolios/Funds that are money market funds.

New York Life Investments monitors the Portfolio's investments daily to ensure that the Portfolio's actual asset class allocations among the Underlying Portfolios/Funds continue to conform to the Portfolio's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Portfolio may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio/Fund.

The Portfolio may invest in derivatives, such as total return swaps, to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Principal Risks of the Portfolio

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by New York Life Investments may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders, which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Portfolio's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating economic conditions might cause an overall weakness in corporate earnings that reduces the absolute level of stock prices in that market. Under these circumstances, if the Portfolio, through its holdings of Underlying Portfolios/Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. The Underlying Portfolios/Funds selected by New York Life Investments may underperform the market or other investments. Similarly, the portfolio managers of the Underlying Portfolios/Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other investments. Moreover, because the Portfolio has set limitations on the amount of assets that normally may be allocated to each asset class, the Portfolio has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Portfolio may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Conflicts of Interest: Potential conflicts of interest situations could arise. For example, New York Life Investments may be subject to potential conflicts of interest in selecting or allocating assets among the Underlying Portfolios/Funds because the fees paid to it and its affiliates by some Underlying Portfolios/Funds are higher than the fees paid by other Underlying Portfolios/Funds. In addition, the Portfolio’s portfolio managers may also serve as portfolio managers to one or more Underlying Portfolios/Funds and may have an incentive to select certain Underlying Portfolios/Funds due to compensation considerations or to support new investment strategies or cash flow needs of Underlying Portfolios/Funds. Moreover, a situation could occur where the best interests of the Portfolio could be adverse to the best interests of an Underlying Portfolios/Fund or vice versa. New York Life Investments will analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts in light of the fiduciary duty New York Life Investments has to the Portfolio, which requires it to act in the best interests of the Portfolio when selecting Underlying Portfolios/Funds.

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than the value of the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investments in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Focused Portfolio Risk: To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolios/Fund, it will be particularly sensitive to the risks associated with that Underlying Portfolios/Fund and changes in the value of that Underlying Portfolios/Fund may have a significant effect on the net asset value of the Portfolio. Similarly, the extent to which an Underlying Portfolios/Fund invests a significant portion of its assets in a single industry or economic sector will impact the Portfolio’s sensitivity to adverse developments affecting such industry or sector.

Large Transaction Risks: To minimize disruptions to the operations of the Portfolio and the Underlying Portfolios/Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Portfolio shares. These practices may temporarily affect New York Life Investments' ability to fully implement the Portfolio's investment strategies.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by New York Life Investments may not produce the desired results. In addition, the Portfolio may not achieve its investment objective, including during periods in which New York Life Investments takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Portfolio to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

Principal Risks of the Underlying Portfolios/Funds

The principal risks of the Underlying Portfolios/Funds in which the Portfolio invests, which could adversely affect the performance of the Portfolio, may include the risks summarized below. For purposes of the risks summarized below, the terms “Portfolio” and “Portfolios” may also refer to “Underlying Portfolio/Fund” or “Underlying Portfolios/Funds” as the context requires.

Market Risk: The value of the Portfolio’s investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Portfolio shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by a Portfolio's manager or subadvisor may not produce the desired results. In addition, a Portfolio may not achieve its investment objective, including during periods in which a Portfolio's manager or subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose a Portfolio to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if a Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to a Portfolio. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying asset is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price a Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by a Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in a Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of a Portfolio.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of a Portfolio's holdings.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce a Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of a Portfolio’s investments in fixed income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for a Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of a Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity).

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of a Portfolio's investments in foreign securities. Foreign securities may also subject a Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: A Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, a Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Portfolio could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares the Portfolio receives upon purchase.

A Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, a Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio.

Market Capitalization Risk: To the extent a Portfolio invests in securities issued by small-, mid-, or large-cap companies, a Portfolio will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. A Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, a Portfolio is employing a form of leverage which creates special risks.

A Portfolio may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Portfolio may be required to pay in connection with the short sale.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover a Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances a Portfolio may not be able to substitute or sell the pledged collateral. Additionally, a Portfolio must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Regulatory Risk: A Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of a Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies. In addition, regulatory authorities are in the process of adopting and implementing regulations governing derivatives markets, and, although the ultimate impact of the regulations remains unclear, the regulations may adversely affect, among other things, the availability, value or performance of derivatives.

Value Stock Risk: Value stocks may never reach what a Portfolio's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Portfolios that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks: Natural resources sector companies, including energy companies and MLPs, are subject to risks, including, but not limited to, fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies. Energy companies are affected by worldwide energy prices and may suffer losses as a result of adverse changes in these prices and market volatility. Additionally, energy companies may be at risk for increased government regulation and intervention and litigation. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over time. The average annual total returns table shows how the Portfolio’s average annual total returns compare to those of three broad-based securities market indices, as well as a composite index. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Portfolio has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Portfolio has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Portfolio has selected the Moderate Growth Allocation Composite Index as an additional benchmark. The Moderate Growth Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Returns, Service Class Shares (by calendar year 2010-2019)

Best Quarter
1Q/12	10.97%
Worst Quarter
3Q/11	-14.90%

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Returns - Service Class Prospectus - MainStay VP Moderate Growth Allocation Portfolio	Label	1 Year	5 Years	10 Years	Inception Date
Service Class	Service Class	21.12%	5.93%	8.43%	Feb. 13, 2006
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	31.49%	11.70%	13.56%
MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)	22.01%	5.67%	5.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	8.72%	3.05%	3.75%
Moderate Growth Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)	Moderate Growth Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)	24.93%	8.88%	10.25%